BANK BORROWINGS (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Bank borrowings
Short-term	$ 303,259,524	$ 117,055,761	$ 234,329,742
Long-term, current portion	86,212,767	41,596,417	33,098,034
Total current	389,472,291	158,652,178	267,427,776
Long-term, non-current portion	520,150,533	299,977,412	182,516,037
Total	$ 909,622,824	$ 458,629,590	$ 449,943,813